Events after the reporting date (Details Narrative)	6 Months Ended			7 Months Ended		9 Months Ended
	Jul. 15, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Aug. 05, 2021 EUR (€)	Jul. 20, 2021 USD ($)	Sep. 22, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Purchase price		$ 27,000,000	$ (0)
Power Globe [member]
Disclosure of non-adjusting events after reporting period [line items]
Vessel year built					2011
Vessel type					Kamsarmax
Purchase price					$ 16,200,000
Vessel Capacity					80,655
Peak Liberty [member]
Disclosure of non-adjusting events after reporting period [line items]
Vessel year built						2015
Vessel type						Kamsarmax
Purchase price						$ 28,400,000
Vessel Capacity						81,837
Expected delivery date						4th quarter of 2021
Eolos Shipmanagement S.A. [member]
Disclosure of non-adjusting events after reporting period [line items]
Daily fee of consultancy	$ 1
New Rental Agreement with Cyberonica S.A. [member] | New office building [member]
Disclosure of non-adjusting events after reporting period [line items]
Monthly Rental Expense | €				€ 26,000